Other Liabilities and Liabilities Directly Associated With Non-Current Assets Held for Sale - Schedule of Other Liabilities (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other liabilities and liabilities directly associated with non current assets held for sale [abstract]
Accounts and notes payable	$ 434,938	$ 310,713
Dividends payable	244	246
Unearned income	12,744	5,946
Unearned fees	3,816	7,690
Payables due to brokerage transactions	24,488	24,572
Collateral for financial transactions (threshold)	196,012	308,674
Other liabilities	37,370	42,193
Totals	$ 709,612	$ 700,034